Other Payables (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Employees	[1]	$ 309	$ 368
Current tax liabilities		170	177
Accrued expenses		91	98
Governmental (mainly in respect of royalties)		88	168
Income received in advance		17	41
Derivative instruments		7	44
Others		101	111
Other payables		$ 783	$ 1,007

[1]	Including post-employment liabilities in the amount of $22 million and $26 million as of December 31, 2023 and 2022, respectively. See note 16.